DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	9 Months Ended
Sep. 30, 2025
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Assets and Liabilities Information of Group's VIE and Net Revenues, Net Loss and Cash Flows

	December 31,	September 30,
	2024	2025
	RMB	RMB
Cash	360,788	392,676
Prepaid expenses and other current assets	—	—
Total current assets	360,788	392,676
Long-term investments (i)	42,537,827	32,958,456
Other non-current assets	10,000	10,000
Total assets	42,908,615	33,361,132
Accrued expenses and other payables	117,920	69,988
Amounts due to related parties (ii)	66,217,253	67,417,253
Total current liabilities	66,335,173	67,487,241
Total liabilities	66,335,173	67,487,241

	Nine-month period September 30,
	2024	2025
	RMB	RMB
Net revenues	4,236	—
Net loss	(12,711,699)	(10,699,551)

	Nine-month period September 30,
	2024	2025
	RMB	RMB
Net cash used in operating activities	(1,145,142)	(1,168,112)
Net cash used in investing activities	—	—
Net cash provided by financing activities (iii)	1,200,000	1,200,000
(i)

Long-term investments as of December 31, 2024 and September 30, 2025 include investment cost and share of losses derived from the 30.96 % equity interests investment in Beijing Huanqiuyimeng Education Consultation Corp. (“Huanqiuyimeng”) in the amount of RMB 42,537,827 and RMB32,958,456, respectively, which is eliminated on consolidation.

(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)

RMB1,200,000 of net cash provided by financing activities for Nine-month period ended September 30, 2024 and 2025 respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit Concentration Risk | Cash and cash equivalents
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Significant Concentrations and Risks

	December 31,	September 30,
	2024	2025
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	27,548,189	40,300,890
— Denominated in U.S. Dollar (“USD”)	150	157
Total cash balances held at mainland PRC financial institutions	27,548,339	40,301,047
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	581	355
— Denominated in USD	8,975,075	56,246,401
— Denominated in GBP		259,458
Total cash and cash equivalents balances held at HKSAR financial institutions	8,975,656	56,506,214
Total cash and cash equivalents balances held at financial institutions	36,523,995	96,807,261